REFINERY PROJECT	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 6 - REFINERY PROJECT

On March 4, 2017, the Company entered into an agreement with Maple Resources Corporation (“Maple”), a related party, to acquire all of Maple’s right, title and interest (the “Rights”) in plans to build a $450 million, 50,000 barrels per day capacity crude oil refinery in Pecos County, Texas (the “Refinery Transaction” or the “Refinery Project”). Pursuant to the Refinery Transaction, the Company agreed to acquire the Rights in exchange for the issuance of 1,500,000,000 Class B common shares. The 1,500,000,000 Class B common stock issued for the Rights were valued at $150,000 by an independent valuation firm, with the $150,000 expensed to refinery start-up costs.

Completion of the Refinery Project is subject to the receipt of required governmental permits and completion of required debt and equity financing.

On March 4, 2017, the Company entered into an agreement with Maple Resources Corporation (“Maple”), a related party, to acquire all of Maple’s right, title and interest (the “Rights”) in plans to build a $450 million, 50,000 barrels per day capacity crude oil refinery in Pecos County, Texas (the “Refinery Transaction” or the “Refinery Project”). Pursuant to the Refinery Transaction, the Company agreed to acquire the Rights in exchange for the issuance of 7,000,000,000 Class B common shares (the “Purchased Shares”).

The Refinery Transaction provided for the Company to issue the Purchased Shares in two tranches, of which the First Tranche of 1,500,000,000 shares was issued on March 4, 2017. The Second Tranche of 5,500,000,000 shares was to be issued once the Company’s Articles of Incorporation were amended to increase the number of authorized shares of common stock. In connection with the March 2017 amendment to the Company’s Articles of Incorporation discussed in Note 12, Maple agreed to waive its right to receive the second tranche of 5,500,000,000 shares of Class B common stock. The 1,500,000,000 Class B common stock issued for the Rights were valued at $150,000 by an independent valuation firm, with the $150,000 expensed to refinery start-up costs.

Completion of the Refinery Project is subject to the receipt of required governmental permits and completion of required debt and equity financing.